Consolidated Balance Sheets (Parenthetical) - shares	May 29, 2016	May 31, 2015
Common stock, authorized (shares)	500,000,000	500,000,000
Common stock, issued (shares)	127,500,000.0	127,900,000.0
Common stock, outstanding (shares)	126,200,000.0	126,700,000.0
Preferred stock, authorized (shares)	25,000,000	25,000,000
Preferred stock, issued (shares)	0	0
Preferred stock, outstanding (shares)	0	0
Treasury stock, shares (shares)	1,300,000.0	1,300,000.0